Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]
Annual minimum compensation for the terms of the employment agreements for terms greater than one year, as amended, is as follows at June 30, 2015:

2015 (6 months)	$621,000
2016	1,036,000
2017	928,000
2018	258,000
Total	$2,843,000